Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

The following are the main categories of property, plant and equipment with their respective estimated useful lives:

Categories of Property, plant and equipment	Years of estimated useful lives (*)

Buildings	10 – 50
Plant and equipment	5 – 65
IT equipment	3 – 15
Fixtures and fittings	2 – 35
Motor vehicles	5 – 10

Additionally, the following table sets forth more details on the useful lives of plant and equipment items:

Categories of Property, plant and equipment	Years of estimated useful lives (*)

Generating facilities:
Hydroelectric plants
Civil engineering works	10 – 65
Electromechanical equipment	10 – 40
Coal / fuel plants	20 – 40
Combined cycle plants	10 – 25
Renewable energy power plants	20
Natural gas transport facilities:
Pipelines	20